FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Changes in Financial Liabilities With Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 21,705	$ 14,677	$ 4,616
Changes during the year:
Net proceeds of loan	27,947		18,201
Principal and interest payments	(22,795)	1,543	(3,177)
Share premium resulting from exercise of warrants		(3,631)
Amounts recognized through profit and loss	11,729	(12,202)	(4,963)
Balance as of December 31	15,128	21,705	14,677
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	9,773	10,168	2,757
Changes during the year:
Net proceeds of loan	19,223		9,126
Principal and interest payments	(22,795)	1,543	(3,177)
Share premium resulting from exercise of warrants		0
Amounts recognized through profit and loss	7,236	1,148	1,462
Balance as of December 31	13,437	9,773	10,168
Warrants [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	11,932	4,509	1,859
Changes during the year:
Net proceeds of loan	8,724		9,075
Principal and interest payments	0	0	0
Share premium resulting from exercise of warrants		(3,631)
Amounts recognized through profit and loss	(18,965)	(11,054)	(6,425)
Balance as of December 31	$ 1,691	$ 11,932	$ 4,509